Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Real estate facilities:
Land	$ 419,955,631	$ 397,508,081	$ 335,800,354
Buildings	1,372,872,398	1,117,204,944	810,480,845
Site improvements	88,518,025	78,910,603	63,821,383
Real estate investment property, gross	1,881,346,054	1,593,623,628	1,210,102,582
Accumulated depreciation	(189,348,455)	(155,926,875)	(115,903,045)
Real estate investment property	1,691,997,599	1,437,696,753	1,094,199,537
Construction in process	4,294,011	1,799,004	1,761,303
Real estate facilities, net	1,696,291,610	1,439,495,757	1,095,960,840
Cash and cash equivalents	41,193,848	37,254,226	72,705,624
Restricted cash	8,673,253	7,432,135	7,952,052
Investments in unconsolidated real estate ventures (Note 4)	27,768,860	18,943,284
Investments in and advances to Managed REITs	34,491,631	12,404,380	15,624,389
Other assets, net	37,829,529	15,423,508	7,734,276
Intangible assets, net of accumulated amortization	17,479,185	14,337,820	12,406,427
Trademarks, net of accumulated amortization	15,947,059	16,052,941	16,194,118
Goodwill	53,643,331	53,643,331	53,643,331
Debt issuance costs, net of accumulated amortization	2,451,334	3,305,394
Total assets	1,935,769,640	1,618,292,776	1,282,221,057
LIABILITIES AND EQUITY
Debt, net	1,038,598,478	873,866,855	717,952,233
Accounts payable and accrued liabilities	29,981,882	22,693,941	23,038,976
Due to affiliates	409,730	584,291	667,429
Distributions payable	9,088,802	8,360,420	6,650,317
Contingent earnout		30,000,000	28,600,000
Deferred tax liabilities	6,275,250	7,719,098	8,380,215
Total liabilities	1,084,354,142	943,224,605	785,289,170
Commitments and contingencies
Equity:
Additional paid-in capital	893,998,929	724,739,872	492,408,006
Distributions	(251,489,095)	(210,964,464)	(163,953,169)
Accumulated deficit	(163,194,695)	(170,846,475)	(141,444,880)
Accumulated other comprehensive income (loss)	3,499,198	(279,975)	(3,834,228)
Total SmartStop Self Storage REIT, Inc. equity	482,911,279	342,734,072	183,236,294
Noncontrolling interests in our Operating Partnership	95,506,351	64,632,417	59,982,111
Other noncontrolling interests	63,688	10,900	21,800
Total noncontrolling interests	95,570,039	64,643,317	60,003,911
Total equity	578,481,318	407,377,389	243,240,205
Total liabilities, temporary equity and equity	1,935,769,640	1,618,292,776	1,282,221,057
Series A Convertible Preferred Stock
LIABILITIES AND EQUITY
Redeemable common stock / Preferred stock	196,356,107	196,356,107	196,356,107
Class A Common stock
Equity:
Common stock, value	88,857	77,058	52,661
Class T Common stock
Equity:
Common stock, value	8,085	8,056	7,904
Redeemable Common Stock
LIABILITIES AND EQUITY
Redeemable common stock / Preferred stock	$ 76,578,073	$ 71,334,675	$ 57,335,575